Provision for expected credit losses - Reconciliation of impairment charges (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Loan and credit commitments
Business activity during the year	$ (318)	$ (158)
Net remeasurement of the provision for ECL	1,044	996
Impairment charges for debt securities at FVOCI	1	1
Recoveries	(190)	(191)	$ (189)
Impairment charges/(benefits)	537	648	$ 335
Parent Entity
Loan and credit commitments
Business activity during the year	(284)	(162)
Net remeasurement of the provision for ECL	937	863
Impairment charges for debt securities at amortised cost	1
Impairment charges for debt securities at FVOCI	1	1
Impairment on due from subsidiaries	4	(7)
Recoveries	(184)	(184)
Impairment charges/(benefits)	$ 475	$ 511